Segment Information (Details) - Schedule of long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets - CNY (¥) ¥ in Thousands		Aug. 31, 2021	Aug. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		¥ 2,293,225	¥ 2,374,249
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net	[1]	426,131	354,656
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		10,411	12,918
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		398,708	440,053
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		¥ 1,457,975	¥ 1,566,622

[1]	Includes mainland China and Hong Kong.